SHARE CAPITAL	12 Months Ended
Nov. 30, 2021
Disclosure of classes of share capital [abstract]
SHARE CAPITAL [Text Block]

12. SHARE CAPITAL

(a) Common Shares

Authorized: Unlimited number of common shares without par value

As at November 30, 2021, there were 59,239,336 common shares issued and outstanding (November 30, 2020 - 42,762,264).

As at November 30, 2021, the Company has Nil common shares (2020 - 607,500) held in escrow.

During the year ended November 30, 2021

On January 29, 2021, the Company issued 3,180,000 Units at $0.20 per unit for proceeds of $636,000. Each unit comprised one common share and one full non-transferable common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $0.25 for five years. The Company paid cash of $10,480, issued 170,000 finders' Units with a fair value of $34,000 and 222,400 broker warrants as finder's fees . Each finder's Unit comprised of one common share and one full non-transferable common share purchase warrant with exercise price of $0.25 per share for five years. The broker warrants are exercisable at $0.25 per share for five years.

On August 9, 2021, the Company issued 5,750,000 Units at $0.40 per unit for proceeds of $2,300,000. Each unit comprised one common share and one full non-transferable common share purchase warrant, with each warrant entitling the holder to purchase one additional common share at a price of $0.50 for five years. The Company paid cash of $63,700, issued 166,250 finders' Units with a fair value of $66,500 and 325,750 broker warrants as finder's fees. Each finders' Unit comprised of one common share and one full non-transferable common share purchase warrant, with exercise price of $0.50 per share for five years. The broker warrants are exercisable at $0.50 per share for five years.

During the year ended November 30, 2021, the Company issued 425,000 common shares for gross proceeds of $222,500 from the exercise of 425,000 stock options at $0.50 to $0.60 per share.

During the year ended November 30, 2021, the Company issued 6,129,572 common shares for gross proceeds of $1,332,727 from the exercise of 6,129,572 share purchase warrants at $0.20 to $0.50 per share.

During the year ended November 30, 2021, the Company issued 656,250 common shares with total fair value of $307,734 were issued as compensation for consulting fees to a director (note 8).

During the year ended November 30, 2020

On September 30, 2020, the Company issued 50,000 common shares pursuant to the exercise of 50,000 share purchase warrants at $0.20 per share.

On September 30, 2020, the Company issued 250,000 common shares were issued as compensation for consulting fees to a director (Note 8) valued at a total of $62,500.

On September 30, 2020, the Company issued an aggregate of 1,335,165 units at a price of CDN$0.30 per unit for gross proceeds of $400,550. Each Unit consists of one common share and one-half of one non- transferable common share purchase warrant (a "Warrant"). Each whole Warrant entitles the holder to purchase one additional common share at a price of $0.50 for two years until September 30, 2022. The fair value of the warrants is determined to be $40,055.

On September 30, 2020, the Company issued 50,000 units at a fair value of $22,811 pursuant to the binding agreement with Aerowave Corporation. Each Unit consists of one common share and one-half of one non- transferable common share purchase warrant (a "Warrant"). Each whole Warrant entitles the holder to purchase one additional common share at a price of $0.50 for two years until September 30, 2022. The fair value of the warrants is determined to be $1,500.

On September 24, 2020, the Company issued 100,000 common shares pursuant to the exercise of 100,000 share purchase warrants at $0.20 per share.

On September 22, 2020, the Company issued 100,000 common shares pursuant to the exercise of 100,000 share purchase warrants at $0.20 per share.

On August 21, 2020, the Company issued 250,000 common shares were issued as compensation for consulting fees to a Director (Note 8) valued at a total of $62,500.

On August 13, 2020, the Company issued 483,334 common shares pursuant to the exercise of 483,334 share purchase warrants at $0.20 per share.

On July 3, 2020, the Company issued 500,000 common shares pursuant to the exercise of 500,000 share purchase warrants at $0.20 per share.

On May 15, 2020, the Company issued an aggregate of 3,718,831 units at a price of $0.15 per unit for gross proceeds of $557,825. Each unit consists of one common share in the capital of the Company and one whole transferable common share purchase warrant (a "Warrant"). Each whole Warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until May 15, 2022.

On April 24, 2020, the Company issued an aggregate of 3,128,334 units at a price of $0.15 per unit for gross proceeds of $469,250. Each unit consists of one common share in the capital of the Company and one whole transferable common share purchase warrant (a "Warrant"). Each whole Warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until April 24, 2022.

In connection with the April 24, 2020 and May 15, 2020 private placements, the Company paid $38,727 in share issuance costs.

On February 4, 2020, the Company arranged a non-brokered private placement financing of up to 10,000,000 units of securities at a price of $0.40 per unit for aggregate gross proceeds of up to $4,000,000 (the "Offering"). Each unit will be comprised of one common share and one-half of one non- transferable common share purchase warrant, with each whole warrant entitling the holder to purchase one additional common share at a price of $0.80 for two years from closing of the Offering. On March 16, 2020, due to the instability in the financial markets caused by the COVID-19 pandemic, the Company cancelled this private placement. And paid $4,400 to investors in connection with this cancelled private placement.

During the year ended November 30, 2019

During the year ended November 30, 2019, the Company issued a total of 910,300 common shares for gross proceeds of $187,120 for 7,500 warrants exercised at a price of $0.60 per share, 307,800 warrants exercised at a price of $0.40 per share and 595,000 warrants exercised at a price of $0.10 per share. The Company also issued a total of 125,000 common shares for gross proceeds of $37,500 for 125,000 options exercised at a price of $0.30 per share.

       (b)   Stock Options

On November 12, 2014 the Company adopted an incentive stock option plan (the "Option Plan") which provides that the Board of Directors of the Company may from time to time, in its discretion, and in accordance with the Exchange requirements, grant to directors, officers, employees, and consultants to the Company, non-transferable options to purchase common shares, provided that the number of common shares reserved for issuance will not exceed 10% of the issued and outstanding common shares in the capital of the Company at the time of granting of options.

During the year ended November 30, 2021

On January 21, 2021, the Company granted 1,550,000 incentive stock options to directors, consultants, and employees, options vested on grant date and with an exercise price of $0.75 per share for a period of five years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.75, volatility 100%, risk-free rate 0.43%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was estimated to be $1,022,995 and the amount was recognized on the consolidated statements of loss and comprehensive loss for the year ended November 30, 2021.

On June 10, 2021, the Company granted 150,000 incentive stock options to a consultant, options vested on grant date and with an exercise price of $0.50 per share for a period of five years from the date of grant. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.485, volatility 100%, risk-free rate 0.82%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $53,682 and the amount was recognized on the consolidated statements of loss and comprehensive loss for the year ended November 30, 2021.

The Company also recorded $67,665 stock-based compensation related to prior years' stock options that were vested in the year. For the year ended November 30, 2021, the Company recorded an aggregate amount of $1,144,342 (November 30, 2020 - $479,107 and 2019 - $692,091) as stock-based compensation on the consolidated statements of loss and comprehensive loss.

During the year ended November 30, 2020

During the year ended November 30, 2020, 200,000 (2019 - 150,000) options issued to a director and a consultant were cancelled before vesting.

During the year ended November 30, 2019

On January 16, 2019, the Company granted 2,300,000 stock options, which are exercisable for a period of five years, at a price of $0.60 per share. During the year, 150,000 of these stock options were cancelled. The remaining 2,150,000 stock options vest as follows: (i) 1,075,000 options on January 15, 2020, (ii) 268,750 options on April 15, 2020, (iii) 268,750 options on July 15, 2020, (iv) 268,750 options on October 15, 2020, and (v) 268,750 options on January 15, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.54, volatility 100%, risk-free rate 1.93%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $913,140, which will be expensed over the vesting period.

On March 21, 2019, the Company granted an aggregate of 350,000 incentive stock options to consultants of the Company with an exercise price of $0.60 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 175,000 options on March 20, 2020, (ii) 43,750 options on June 20, 2020, (iii) 43,750 options on December 20, 2020, (iv) 43,750 options on March 20, 2021, and (v) 43,750 options on June 20, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.57, volatility 100%, risk-free rate 1.56%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $147,613, which will be expensed over the vesting period.

On November 29, 2019, the Company granted an aggregate of 650,000 incentive stock options to consultants and a director of the Company with an exercise price of $0.50 per share for a period of five years from the date of grant. The stock options vest as follows: (i) 325,000 options on November 30, 2020 and (ii) 325,000 options on November 30, 2021. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.49, volatility 100%, risk-free rate 1.49%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $236,809, which will be expensed over the vesting period.

Stock option transactions and the number of stock options outstanding as at November 30, 2021, 2020 and 2019 are summarized as follows:

	Number of Options	Weighted Average Exercise Price
Balance, November 30, 2019	3,150,000	$0.30
Cancelled	(200,000)	0.60
Balance, November 30, 2020	2,950,000	0.58
Granted	1,700,000	0.73
Exercised	(425,000)	0.52
Balance, November 30, 2021	4,225,000	$0.65

The following summarizes the stock options outstanding at November 30, 2021:

				Weighted average	Weighted
	Exercise	Numbers of options	Numbers of options	remaining contractual	average exercise
Expiry Date	Price	outstanding	exercisable	life (year)	price
	$				$
January 15, 2024	0.60	2,050,000	2,050,000	1.03	0.29
March 20, 2024	0.60	150,000	150,000	0.08	0.02
November 28, 2024	0.50	325,000	325,000	0.23	0.04
January 21, 2026	0.75	1,550,000	1,550,000	1.52	0.28
June 10, 2026	0.50	150,000	150,000	0.16	0.02
		4,225,000	4,225,000	3.02	0.65

(c) Share purchase warrants

During the year ended November 30, 2021

On August 9, 2021, the Company issued 5,916,250 common share purchase warrants as part of the private placement. Each warrant is exercisable to purchase one common share at an exercise price of

$0.50 per share until August 9, 2026.

On August 9, 2021, the Company also issued 325,750 warrants as finder's warrants as described in note 12(a) in connection with the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.50 per share until August 9, 2026. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.35, volatility 100%, risk-free rate 0.88%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $79,032.

On January 29, 2021, the Company issued 3,350,000 common share purchase warrants as part of the private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.25 per share until January 29, 2026.

On January 29, 2021, the Company also issued 222,400 warrants as finder's warrants as described in note 8(a) in connection with the private placement. Each warrant is exercisable to purchase one common share at an exercise price of $0.50 per share until January 29, 2026. The fair value was estimated using the Black-Scholes pricing model with estimated, stock price of $0.52, volatility 100%, risk-free rate 0.43%, dividend yield 0%, and expected life of 5 years. With these assumptions, the fair value of options was determined to be $95,395.

During the year ended November 30, 2020

On September 30, 2020, the Company granted 692,583 common share purchase warrants as part of a non-brokered private placement and binding agreement with Aerowave Corporation. Each warrant is exercisable to acquire one common share at an exercise price of $0.50 per share until September 30, 2022.

On May 15, 2020, the Company granted 3,718,831 common share purchase warrants as part of a non- brokered private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until May 15, 2022.

On April 24, 2020, the Company granted 3,128,334 common share purchase warrants as part of a non- brokered private placement. Each warrant is exercisable to acquire one common share at an exercise price of $0.20 per share until April 24, 2022.

Share purchase warrant transactions and the number of share purchase warrants outstanding as at November 30, 2021, 2020 and 2019 are summarized as follows:

	Number of Warrants	Weighted Average Exercise Price
Balance, November 30, 2019	-	$-
Warrants granted	7,539,748	0.90
Warrants exercised	(1,233,334)	0.11
Balance, November 30, 2020	6,306,414	0.23
Warrants granted	9,814,400	0.08
Warrants exercised	(6,129,572)	0.01
Balance, November 30, 2021	9,991,242	$0.41

The following summarizes the stock warrants outstanding at November 30, 2021:

Expiry Date	Exercise Price	Number of Warrants outstanding and exercisable	Weighted average remaining contractual life (year)	Weighted average exercise price
	$			$
May 15, 2022	0.20	160,500	0.01	0.00
September 30, 2022	0.50	400,582	0.03	0.02
January 29, 2026	0.25	3,188,160	1.33	0.08
August 9, 2026	0.50	6,242,000	2.93	0.31
		9,991,242	4.30	0.41